SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Computation of Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 25, 2021	Sep. 25, 2021	Jun. 26, 2021	Mar. 27, 2021	Dec. 26, 2020	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Numerator:
Net earnings attributable to controlling interest	$ 137,906	$ 121,041	$ 173,382	$ 103,311	$ 62,952	$ 77,204	$ 66,463	$ 40,159	$ 535,640	$ 246,778	$ 179,650
Adjustment for earnings allocated to non-vested restricted common stock									(17,342)	(6,903)	(4,496)
Net earnings for calculating EPS									$ 518,298	$ 239,875	$ 175,154
Denominator:
Weighted average shares outstanding (in shares)									62,209	61,632	61,649
Adjustment for non-vested restricted common stock (in shares)									(2,014)	(1,724)	(1,543)
Shares for calculating basic EPS (in shares)									60,195	59,908	60,106
Effect of dilutive restricted common stock (in shares)									159	20	24
Shares for calculating diluted EPS (in shares)									60,354	59,928	60,130
Net earnings per share
Basic (USD per share)	$ 2.21	$ 1.94	$ 2.79	$ 1.67	$ 1.02	$ 1.25	$ 1.08	$ 0.65	$ 8.61	$ 4.00	$ 2.91
Diluted (USD per share)	$ 2.21	$ 1.94	$ 2.78	$ 1.67	$ 1.02	$ 1.25	$ 1.08	$ 0.65	$ 8.59	$ 4.00	$ 2.91